Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 2,205	$ 6	$ (877)	$ 1,334
Beginning balance, shares at Dec. 31, 2019	2,289,744
Issuance of units consisting of shares of Common Stock and warrants upon acquisition of a subsidiary		957			957
Issuance of units consisting of shares of Common Stock and warrants upon acquisition of subsidiary, shares	1,254,498
Other comprehensive income (loss)			100		100
Net loss				(772)	(772)
Ending balance, value at Dec. 31, 2020		3,162	106	(1,649)	1,619
Ending balance, shares at Dec. 31, 2020	3,544,242
Other comprehensive income (loss)			(15)		(15)
Net loss				(213)	(213)
Ending balance, value at Jun. 30, 2021		3,162	91	(1,862)	1,391
Ending balance, shares at Jun. 30, 2021	3,544,242
Beginning balance, value at Dec. 31, 2020		3,162	106	(1,649)	1,619
Beginning balance, shares at Dec. 31, 2020	3,544,242
Other comprehensive income (loss)			49		49
Net loss				(103)	(103)
Ending balance, value at Dec. 31, 2021		3,162	155	(1,752)	1,565
Ending balance, shares at Dec. 31, 2021	3,544,242
Other comprehensive income (loss)			(164)		(164)
Net loss				(1)	(1)
Ending balance, value at Jun. 30, 2022		$ 3,162	$ (9)	$ (1,753)	$ 1,400
Ending balance, shares at Jun. 30, 2022	3,544,242